First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 22.1%
	Automobiles – 0.3%
10,144	Ford Motor Co.	6.20%	06/01/59	$206,836
21,374	Ford Motor Co.	6.00%	12/01/59	419,144
				625,980
	Banks – 1.1%
41,456	Bank of America Corp., Series KK	5.38%	(a)	868,089
1,867	Bank of America Corp., Series LL	5.00%	(a)	36,556
1,385	Bank of America Corp., Series NN	4.38%	(a)	23,628
3,842	Bank of America Corp., Series SS	4.75%	(a)	70,923
3,436	JPMorgan Chase & Co., Series GG	4.75%	(a)	66,452
2,392	JPMorgan Chase & Co., Series JJ	4.55%	(a)	43,869
23,384	JPMorgan Chase & Co., Series LL	4.63%	(a)	437,047
4,959	Truist Financial Corp., Series R	4.75%	(a)	90,948
3,844	Wells Fargo & Co., Series AA	4.70%	(a)	69,730
4,880	Wells Fargo & Co., Series Z	4.75%	(a)	89,451
17,154	Wintrust Financial Corp., Series F (b)	7.88%	(a)	449,435
				2,246,128
	Capital Markets – 2.9%
11,934	Affiliated Managers Group, Inc.	5.88%	03/30/59	240,709
22,386	Affiliated Managers Group, Inc.	4.20%	09/30/61	336,238
44,054	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,011,039
23,596	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	589,192
9,510	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	199,139
496	Brookfield Oaktree Holdings LLC, Series B	6.55%	(a)	10,366
65,593	Carlyle Finance LLC	4.63%	05/15/61	1,063,919
5,114	DigitalBridge Group, Inc., Series H	7.13%	(a)	78,960
19,912	DigitalBridge Group, Inc., Series I	7.15%	(a)	306,247
12,065	DigitalBridge Group, Inc., Series J	7.13%	(a)	190,506
34,217	KKR Group Finance Co., IX LLC	4.63%	04/01/61	556,026
7,291	Morgan Stanley, Series K	5.85%	(a)	169,005
13,003	Morgan Stanley, Series Q	6.63%	(a)	330,666
10,599	State Street Corp., Series G	5.35%	(a)	224,805
20,036	TPG Operating Group II, L.P.	6.95%	03/15/64	458,825
				5,765,642
	Diversified Telecommunication Services – 0.4%
26,359	AT&T, Inc.	5.35%	11/01/66	524,544
19,108	AT&T, Inc., Series C	4.75%	(a)	327,702
				852,246
	Electric Utilities – 2.8%
104,549	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	2,530,086
11,999	NextEra Energy Capital Holdings, Inc., Series Z	6.50%	04/15/86	287,376
20,577	Southern (The) Co., Series 2020	4.95%	01/30/80	386,848
2,287	Southern (The) Co.	6.50%	03/15/85	57,747
101,730	Xcel Energy, Inc.	6.25%	10/15/85	2,368,274
				5,630,331
	Financial Services – 1.6%
95,075	Corebridge Financial, Inc.	6.38%	12/15/64	2,101,157
44,556	Equitable Holdings, Inc., Series A	5.25%	(a)	862,159
6,983	Voya Financial, Inc., Series B (b)	5.35%	(a)	165,567
				3,128,883

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Food Products – 0.1%
211	CHS, Inc., Series 2	7.10%	(a)	$5,313
8,144	CHS, Inc., Series 3	6.75%	(a)	200,261
				205,574
	Independent Power & Renewable Electricity Producers – 0.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	541,758
19,571	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	333,294
				875,052
	Insurance – 7.0%
79,782	AEGON Funding Co., LLC	5.10%	12/15/49	1,448,043
4,098	Allstate (The) Corp., Series H	5.10%	(a)	79,419
35,827	American National Group, Inc.	7.38%	(a)	852,683
19,128	Arch Capital Group Ltd., Series G	4.55%	(a)	314,656
2,697	Arch Capital Group Ltd., Series F	5.45%	(a)	52,645
25,100	Aspen Insurance Holdings Ltd.	5.63%	(a)	483,928
70,959	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,341,125
14,269	Assurant, Inc.	5.25%	01/15/61	272,538
60,330	Athene Holding Ltd. (b)	7.25%	03/30/64	1,489,548
29,758	Athene Holding Ltd., Series A (b)	6.35%	(a)	711,216
41,092	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,032,231
14,000	Axis Capital Holdings Ltd., Series E	5.50%	(a)	261,800
21,803	CNO Financial Group, Inc. (c)	5.13%	11/25/60	359,532
88,547	Enstar Group Ltd., Series D (b)	7.00%	(a)	2,019,757
40,725	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,003,057
89,148	F&G Annuities & Life, Inc.	7.30%	01/15/65	1,849,821
1,781	MetLife, Inc., Series F	4.75%	(a)	32,414
10,700	Phoenix (The) Cos., Inc.	7.45%	01/15/32	192,600
651	Prudential Financial, Inc.	5.95%	09/01/62	14,498
4,918	W.R. Berkley Corp.	5.10%	12/30/59	91,032
				13,902,543
	Mortgage REITs – 0.9%
9,878	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.07%	(a)	252,086
17,256	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (d)	8.71%	(a)	432,608
14,084	AGNC Investment Corp., Series H	8.75%	(a)	358,297
13,602	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.07%	(a)	351,340
19,768	Annaly Capital Management, Inc., Series J	8.88%	(a)	515,549
				1,909,880
	Multi-Utilities – 2.2%
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	463,000
28,172	Brookfield Infrastructure Partners, L.P., Series 13 (c)	5.13%	(a)	493,010
28,674	CMS Energy Corp.	5.88%	10/15/78	626,240
20,357	CMS Energy Corp.	5.88%	03/01/79	450,093
81,611	DTE Energy Co., Series H	6.25%	10/01/85	1,932,549
16,875	Sempra	5.75%	07/01/79	351,844
				4,316,736
	Oil, Gas & Consumable Fuels – 0.2%
18,820	TransCanada PipeLines Ltd.	6.25%	11/01/85	432,484

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Real Estate Management & Development – 0.2%
27,688	Brookfield Property Partners, L.P., Series A	5.75%	(a)	$385,971
	Specialized REITs – 0.1%
8,887	Public Storage, Series L	4.63%	(a)	158,011
	Wireless Telecommunication Services – 1.9%
2,458	T-Mobile USA, Inc.	6.25%	09/01/69	56,681
102,759	T-Mobile USA, Inc.	5.50%	03/01/70	2,098,339
74,851	T-Mobile USA, Inc.	5.50%	06/01/70	1,553,158
				3,708,178
	Total $25 Par Preferred Securities			44,143,639
	(Cost $49,569,817)
$1,000 PAR PREFERRED SECURITIES – 2.2%
	Banks – 2.2%
3,681	Wells Fargo & Co., Series L	7.50%	(a)	4,364,341
	(Cost $4,868,350)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 74.3%
	Banks – 41.2%
$500,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	7.13%	(a)	500,107
400,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	7.75%	(a)	418,512
1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	9.38%	(a)	1,409,620
300,000	Banco de Credito e Inversiones S.A. (b) (e) (f)	8.75%	(a)	316,398
200,000	Banco de Credito e Inversiones S.A. (b) (e) (g)	8.75%	(a)	210,932
900,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	893,493
1,000,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	1,001,882
1,100,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	1,137,681
500,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.45%	(a)	500,000
400,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.75%	(a)	411,460
600,000	Banco Santander S.A. (b) (e)	7.25%	(a)	601,941
1,100,000	Banco Santander S.A. (b) (e)	8.00%	(a)	1,172,240
800,000	Banco Santander S.A. (b) (e)	9.63%	(a)	868,904
1,800,000	Banco Santander S.A. (b) (e)	9.63%	(a)	2,101,183
3,750,000	Bank of America Corp. (b)	6.63%	(a)	3,830,546
2,200,000	Bank of Montreal (b)	7.70%	05/26/84	2,283,208
1,100,000	Bank of Montreal (b)	7.30%	11/26/84	1,138,744
510,000	Bank of Montreal, Series 6 (b)	6.88%	11/26/85	513,393
1,500,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	1,574,241
1,200,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	1,238,449
800,000	Bank of Nova Scotia (The) (b)	6.88%	10/27/85	794,761
200,000	Barclays PLC (b) (e)	7.63%	(a)	206,834
3,800,000	Barclays PLC (b) (e)	8.00%	(a)	4,000,119
1,100,000	Barclays PLC (b) (e)	9.63%	(a)	1,215,053
650,000	BBVA Mexico S.A. (b) (e) (f)	5.88%	09/13/34	635,585
500,000	BBVA Mexico S.A. (b) (e) (f)	7.63%	02/11/35	512,500
1,300,000	BBVA Mexico S.A. (b) (e) (f)	8.45%	06/29/38	1,394,143
1,800,000	BNP Paribas S.A. (b) (e) (f)	7.20%	(a)	1,788,023
400,000	BNP Paribas S.A. (b) (e) (f)	7.38%	(a)	409,245
1,340,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	1,398,734
1,140,000	BNP Paribas S.A. (b) (e) (f)	8.00%	(a)	1,210,046
2,450,000	BNP Paribas S.A. (b) (e) (f)	8.50%	(a)	2,575,293
300,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	302,421

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,500,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	$1,519,961
950,000	Citigroup, Inc. (b)	6.63%	(a)	954,944
449,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	457,957
903,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	923,552
900,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	908,575
1,300,000	Citigroup, Inc., Series GG (b)	6.88%	(a)	1,313,421
500,000	CoBank ACB (b)	7.25%	(a)	504,522
500,000	CoBank ACB, Series N (b)	6.75%	(a)	503,096
1,400,000	Commerzbank AG (b) (e) (g)	7.50%	(a)	1,455,573
1,577,000	Credit Agricole S.A. (b) (e) (f)	6.70%	(a)	1,567,911
2,923,000	Credit Agricole S.A. (b) (e) (f)	7.13%	(a)	2,970,128
300,000	Farm Credit Bank of Texas (b)	7.75%	(a)	311,489
600,000	Farm Credit Bank of Texas, Series 3 (b) (f)	6.20%	(a)	602,487
260,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(a)	264,765
1,050,000	First Citizens BancShares, Inc., Series D (b)	7.00%	(a)	1,055,670
600,000	HSBC Holdings PLC (b) (e)	6.75%	(a)	603,579
1,600,000	HSBC Holdings PLC (b) (e)	6.95%	(a)	1,641,003
600,000	HSBC Holdings PLC (b) (e)	7.00%	(a)	610,216
1,660,000	HSBC Holdings PLC (b) (e)	7.05%	(a)	1,698,436
1,200,000	HSBC Holdings PLC (b) (e)	8.00%	(a)	1,243,141
1,499,000	Huntington Bancshares, Inc., Series K (b)	6.25%	(a)	1,494,710
1,800,000	ING Groep N.V. (b) (e)	7.00%	(a)	1,835,627
1,000,000	ING Groep N.V. (b) (e) (g)	7.25%	(a)	1,039,588
1,457,000	ING Groep N.V. (b) (e) (g)	8.00%	(a)	1,544,572
500,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	516,603
700,000	JPMorgan Chase & Co., Series PP (b)	6.10%	(a)	697,502
300,000	Lloyds Banking Group PLC (b) (e)	6.63%	(a)	295,092
1,860,000	Lloyds Banking Group PLC (b) (e)	8.00%	(a)	1,963,511
1,400,000	Mitsubishi UFJ Financial Group, Inc. (b) (e)	6.35%	(a)	1,386,238
1,300,000	NatWest Group PLC (b) (e)	8.13%	(a)	1,415,372
430,000	Nordea Bank Abp (b) (e) (f)	6.75%	(a)	428,900
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,668,305
1,200,000	Royal Bank of Canada (b)	6.75%	08/24/85	1,217,132
1,220,000	Royal Bank of Canada (b)	6.50%	11/24/85	1,185,204
1,500,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	1,564,101
1,200,000	Societe Generale S.A. (b) (e) (f)	10.00%	(a)	1,304,927
720,000	Sumitomo Mitsui Financial Group, Inc. (b) (e)	6.60%	(a)	718,605
600,000	Swedbank AB (b) (e) (g)	7.75%	(a)	629,430
700,000	Toronto-Dominion Bank (The) (b)	6.35%	10/31/85	700,270
1,025,000	Wells Fargo & Co., Series GG (b)	6.13%	(a)	1,024,956
				82,306,762
	Capital Markets – 5.8%
400,000	Bank of New York Mellon (The) Corp. (b)	5.95%	(a)	401,438
800,000	Charles Schwab (The) Corp., Series L (b)	6.10%	(a)	789,528
4,100,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			1,460,830
1,600,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			570,080
2,425,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			864,027
1,500,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			534,450
600,000	Deutsche Bank AG (b) (e) (g)	8.13%	(a)	632,473
358,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	362,555
500,000	Goldman Sachs Group (The), Inc., Series AA (b)	6.50%	(a)	496,493
1,880,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	1,945,947
700,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	690,595
1,100,000	Nomura Holdings, Inc. (b) (e)	7.00%	(a)	1,119,183

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$513,000	State Street Corp., Series I (b)	6.70%	(a)	$524,778
1,172,000	State Street Corp., Series J (b)	6.70%	(a)	1,204,114
				11,596,491
	Diversified Telecommunication Services – 2.4%
1,835,000	Bell Canada (b)	7.00%	09/15/55	1,850,625
806,000	TELUS Corp. (b)	7.00%	10/15/55	812,857
686,000	TELUS Corp. (b)	6.63%	06/09/56	670,582
708,000	Verizon Communications, Inc. (b)	6.20%	05/14/56	693,217
708,000	Verizon Communications, Inc. (b)	6.05%	05/14/58	696,548
				4,723,829
	Electric Utilities – 6.1%
1,980,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	2,089,556
1,089,000	American Electric Power Co., Inc., Series D (b)	6.05%	03/15/56	1,070,624
975,000	Duke Energy Corp. (b)	6.45%	09/01/54	999,094
560,000	Emera US Finance LLC, Series A (b)	6.65%	10/01/56	564,107
520,000	Emera US Finance LLC, Series B (b)	6.85%	10/01/56	524,230
850,000	Entergy Corp. (b)	6.10%	06/15/56	835,746
950,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	987,373
488,000	EUSHI Finance, Inc. (b)	6.25%	04/01/56	482,000
300,000	Eversource Energy, Series A (b)	6.10%	08/15/56	298,470
1,045,000	Eversource Energy, Series B (b)	6.35%	08/15/56	1,040,479
1,335,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	1,371,140
590,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	594,177
250,000	NextEra Energy Capital Holdings, Inc., Series BB (b)	6.20%	10/01/56	244,418
1,100,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	1,114,242
				12,215,656
	Financial Services – 2.6%
2,500,000	American AgCredit Corp. (b) (f)	8.75%	(a)	2,499,675
1,500,000	Capital Farm Credit ACA, Series 1 (b) (f)	8.39%	(a)	1,479,615
600,000	Compeer Financial ACA (b) (f)	4.88%	(a)	594,129
530,000	Compeer Financial ACA (b) (f)	7.88%	(a)	540,112
60,000	Corebridge Financial, Inc. (b)	6.88%	(a)	61,589
				5,175,120
	Food Products – 3.4%
1,305,000	Land O’Lakes Capital Trust I (k)	7.45%	03/15/28	1,337,370
1,400,000	Land O’Lakes, Inc. (f)	7.00%	(a)	1,246,000
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(a)	1,104,000
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	3,000,000
				6,687,370
	Gas Utilities – 0.8%
880,000	AltaGas Ltd. (b) (f)	7.20%	10/15/54	910,761
635,000	Spire, Inc. (b)	6.45%	06/01/56	633,128
				1,543,889
	Independent Power & Renewable Electricity Producers – 0.7%
1,404,000	AES (The) Corp. (b)	6.95%	07/15/55	1,380,079
	Insurance – 7.2%
400,000	Allianz SE (b) (e) (f)	6.50%	(a)	397,094
800,000	Allianz SE (b) (e) (f)	6.55%	(a)	806,328
640,000	American National Group, Inc. (b)	7.00%	12/01/55	616,192

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$622,000	Assurant, Inc. (b)	7.00%	03/27/48	$629,504
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	816,175
2,000,000	CNP Assurances S.A. (b) (e) (g)	4.88%	(a)	1,867,553
1,000,000	Fortegra Financial Corp. (b) (k)	8.50%	10/15/57	978,037
1,304,000	Global Atlantic Fin Co. (b) (f)	7.95%	10/15/54	1,306,050
952,000	Global Atlantic Fin Co. (b) (f)	7.25%	03/01/56	915,311
2,870,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	6.04%	02/12/47	2,846,277
1,174,000	Kuvare US Holdings, Inc. (b) (f)	10.47%	02/17/51	1,180,896
1,200,000	Meiji Yasuda Life Insurance Co. (b) (f)	6.10%	06/11/55	1,200,340
561,000	Nippon Life Insurance Co. (b) (f)	6.50%	04/30/55	578,338
300,000	Reinsurance Group of America, Inc. (b)	6.38%	09/15/56	292,892
				14,430,987
	Multi-Utilities – 2.4%
75,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	77,999
1,485,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	1,496,935
1,015,000	Dominion Energy, Inc. (b)	6.20%	02/15/56	999,701
140,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	143,243
543,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	566,819
900,000	NiSource, Inc. (b)	6.38%	03/31/55	914,090
500,000	Sempra (b)	6.40%	10/01/54	497,781
				4,696,568
	Oil, Gas & Consumable Fuels – 1.2%
1,040,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,120,550
1,192,000	Enbridge, Inc. (b)	8.50%	01/15/84	1,347,595
				2,468,145
	Wireless Telecommunication Services – 0.5%
1,014,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	1,023,845
	Total Capital Preferred Securities			148,248,741
	(Cost $151,058,404)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.2%
	Capital Markets – 0.2%
29,676	Invesco Preferred ETF	318,424
	(Cost $326,190)
	Total Investments – 98.8%	197,075,145
	(Cost $205,822,761)
	Net Other Assets and Liabilities – 1.2%	2,468,748
	Net Assets – 100.0%	$199,543,893

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Floating or variable rate security.
(e)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2026, securities noted as such amounted to $57,628,509 or 28.9% of net assets. Of these securities, 5.3% originated in emerging markets, and 94.7% originated in foreign markets.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $44,044,038 or 22.1% of net assets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $3,429,387 or 1.7% of net assets.

(i)	Claim pending with the administrative court of Switzerland.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Country Allocation †	% of Net Assets
United States	53.6%
Canada	10.8
France	8.3
United Kingdom	7.5
Spain	3.5
Bermuda	2.9
Japan	2.5
Netherlands	2.2
Cayman Islands	2.0
Switzerland	1.7
Germany	1.7
Mexico	1.3
Sweden	0.3
Chile	0.3
Finland	0.2
Total Investments	98.8
Net Other Assets and Liabilities	1.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$13,902,543	$11,690,186	$2,212,357	$—
Other Industry Categories*	30,241,096	30,241,096	—	—
$1,000 Par Preferred Securities*	4,364,341	4,364,341	—	—
Capital Preferred Securities:
Capital Markets	11,596,491	—	8,167,104	3,429,387
Other Industry Categories*	136,652,250	—	136,652,250	—
Exchange-Traded Funds*	318,424	318,424	—	—
Total Investments	$197,075,145	$46,614,047	$147,031,711	$3,429,387

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of July 31, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2025
Capital Preferred Securities	$3,301,375
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Capital Preferred Securities	128,012
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2026
Capital Preferred Securities	3,429,387
Total Level 3 holdings	$3,429,387
There was a net change of $128,012 in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2026.

Restricted Securities
As of July 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$ 1,000,000	$97.80	$1,000,000	$978,037	0.49%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	102.48	1,317,262	1,337,370	0.67
				$2,317,262	$2,315,407	1.16%